Significant Accounting Policies - Schedule of Fixed Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (2,857)	$ (2,259)	$ (1,157)
Total fixed assets, net	11,103	11,358	8,914
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,220	2,180	2,011
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	589	569	130
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,520	10,517	76
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 631	$ 351	$ 7,854